Investment Strategy - Coastal Compass 100 ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that invests primarily in common stocks, but may at times seek to provide downside protection by investing up to 100% of the Fund’s assets into cash or cash equivalents, depending on market conditions.
Coastal Equity Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”) uses a trend following approach that seeks to participate in upward trends in U.S. equity markets while providing downside protection. Trend following, sometimes referred to as absolute momentum, is an investing approach that compares the price of a security to its own price trend, with the expectation that upward trending securities will continue their upward move in the future.
The Sub-Adviser first screens securities for inclusion in the investment universe. The investment universe is exclusively comprised of the 100 largest U.S. equity securities (by market capitalization) that are listed on a U.S. exchange. From the investment universe, the Sub-Adviser seeks to identify companies with a history of paying dividends or have the ability to increase dividends in the future and selects approximately 25 to 50 securities for inclusion in the Fund’s portfolio. The Sub-Adviser selects high quality companies that, in the Sub-Adviser’s view, have positive absolute momentum (i.e., a company’s performance is positive, as measured by comparing its price to its historical performance), attractive dividend yields, strong balance sheets, and reasonable valuations.
Of the approximately 25 to 50 securities selected for the Fund’s portfolio, the Sub-Adviser selects the 10 to 20 highest dividend-yielding securities (based on the company’s most recent dividend payout) to comprise approximately 40% of the Fund’s portfolio, with each company approximately equally weighted. For the remainder of the Fund’s portfolio, the remaining companies are approximately equally weighted, and under normal market conditions generally maintains a small cash or cash equivalents position (5% or less).
To avoid down trending markets, the Sub-Adviser uses a proprietary mathematical model that employs a series of stop levels, such that the Fund shifts up to 100% of the Fund’s assets into cash or cash equivalents (e.g., money market funds, U.S. Treasury securities, or other ETFs that invest in U.S. Treasury securities) and out of equities as the price of the overall U.S. equity market falls to the specified stop levels. The proprietary mathematical model considers current market prices and moving average prices to assess the current direction of the overall U.S. equity market.
During extreme market periods, up to 100% of the Fund’s portfolio may consist of cash or cash equivalents. The Fund may remain in cash or cash equivalents for long periods of time. To follow the trend of an increasingly favorable market, the Fund will re-enter and buy securities at pre-determined intervals to gradually shift the Fund’s exposure to be invested in equities (i.e., up to approximately 95% to 100%).
The Sub-Adviser may sell a security if there is a change in the company’s dividend policy, the company demonstrates a weakened commitment to dividends, there is a material change in the company’s business strategy, a slowing of the company’s price momentum, or when the Fund is seeking to limit the Fund’s exposure to equity markets.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.